Cash and Cash Equivalents	9 Months Ended
Sep. 30, 2024
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents

Note 4. Cash and Cash Equivalents:

Cash and Cash Equivalents

	September 30,	December 31,
	2024	2023
Bank deposits	$469,978	$455,057

Short term investments:
Money market funds	32,936,485	2,392,402
U.S. Treasury bills	21,205,404	5,681,703
Total short term investments	54,141,889	8,074,105

Total cash and cash equivalents	$54,611,867	$8,529,162

The Company’s cash and cash equivalents are predominantly held in U.S. banks and Canadian chartered banks. Short term investments include money market funds and U.S. treasury bills which mature in three months or less.